SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of assumptions used to value the share options granted to employees

	As of	As of	As of	As of	As of
	December 23, 2024,	January 2, 2025,	April 15, 2025,	June 21, 2025,	Nov. 1, 2025,
	(date of	(date of	(date of	(date of	(date of
	inception)	inception)	inception)	inception)	inception)
	Batch 6	Batch 7	Batch 8		Batch 2025-1
Risk-free interest rate (%)	4.53	4.53	4.53	4.53	4.10
Volatility (%)	50.0	50.0	50.0	50.0	77.4
Expected exercise multiple	2.80	2.80	2.80	2.80	2.80
Dividend yield	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	0.2951	0.2951	0.2951	0.0001	0.0001
Fair value of ordinary shares (US$)	2.43	2.06	1.92	2.56	2.00

Summary of option activity under the ESOP

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
Balance, December 31, 2022	36,055,258	0.30	3.00
Granted	—	—	—
Exercised	(1,285,640)	0.30	3.33	381,706
Forfeited	(856,922)	0.30	1.94
Balance, December 31, 2023	33,912,696	0.30	3.00
Granted	42,906	0.30	2.42
Exercised	(1,221,920)	0.30	3.22	1,646,534
Forfeited	(262,902)	0.30	2.00
Balance, December 31, 2024	32,470,780	0.30	3.00
Granted	7,115,556	0.07	2.02
Exercised	(1,987,782)	0.29	3.51	2,350,975
Forfeited	(7,868)	0.3	2.25
Balance, December 31, 2025	37,590,686	0.25	1.79
Vested or expected to vest at December 31, 2025	37,440,686	0.25		46,651,922
Exercisable at December 31, 2025	32,270,686	0.25		38,897,439

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2023	2024	2025
General and administrative – continuing operations	3,502,433	1,404,008	4,881,377
General and administrative – discontinued operations	1,968,341	974,328	(8,782)